Common Stock (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Common Stock [Line Items]
Exchange of common stock for preferred stock under the exchange agreement		$ 2,500
Common stock par value of per share	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000			1,000,000,000	1,000,000,000
Common stock, shares, outstanding	14,388,000	14,388,000			15,000,000	15,000,000
Common stock outstanding after conversion						15,000,000
Common stock outstanding prior conversion					9,197,508	9,197,508
Preferred stock, shares issued	18,000.018	18,000.018			0	0
Value of common stock
Common stock, shares issued	14,388,000	14,388,000			15,000,000	15,000,000
Pre-Delivery Shares [Member]
Common Stock [Line Items]
Common stock par value of per share	$ 0.001	$ 0.001
Shares of common stock issued		1,438,000
Value of common stock		$ 1,438
Series A Preferred Stock [Member]
Common Stock [Line Items]
Shares of common stock issued		18,000.018
Series A Preferred Stock [Member] | Grafiti Group LLC [Member]
Common Stock [Line Items]
Exchange of common stock for preferred stock under the exchange agreement		$ 2,500,000
Preferred stock, shares issued	18,000.018	18,000.018
Common Stock [Member]
Common Stock [Line Items]
Common stock par value of per share				$ 0.001
Common stock, shares authorized				1,000,000,000
Common stock were issued for services under the maxim letter agreement		$ 450,000
Common stock, shares issued
Prior to Conversion [Member]
Common Stock [Line Items]
Common stock par value of per share	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized	20,000,000	20,000,000			20,000,000
Common stock outstanding prior conversion					9,197,508
After Conversion [Member]
Common Stock [Line Items]
Common stock par value of per share					$ 0.001
Common stock, shares authorized					1,000,000,000
Common stock outstanding after conversion					15,000,000